EATON VANCE GROWTH TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8354






                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the "Registrant") (1933 Act File No. 2-22019) certifies (a) that the forms of prospectuses and statements of additional information dated February 1, 2003 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 80 ("Amendment No. 80") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 80 was filed electronically with the Commission (Accession No. 0000940394-03-000025) on January 27, 2003:


                        Eaton Vance Large-Cap Growth Fund
                           Eaton Vance Small-Cap Fund
                     Atlanta Capital Intermediate Bond Fund
                      Atlanta Capital Large-Cap Growth Fund
                         Atlanta Capital Small-Cap Fund



                                                EATON VANCE GROWTH TRUST



                                                By:  /s/ Alan R. Dynner
                                                     ---------------------------
                                                     Alan R. Dynner, Secretary

Date:  February 3, 2003